Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss

Note 14: Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following during the nine months ended September 30, 2019 and 2020:

	Foreign	Actuarial (Loss)
	Currency	Gain on
	Translation	Retirement Plan	Total
Balance, December 31, 2018	$(28,867)	$(547)	$(29,414)
Other comprehensive income, before taxes	5,763	23	5,786
Tax benefit	—	(8)	(8)
Other comprehensive income, net of taxes	5,763	15	5,778
Balance, September 30, 2019	$(23,104)	$(532)	$(23,636)

	Foreign	Actuarial (Loss)
	Currency	Gain on
	Translation	Retirement Plan	Total
Balance, December 31, 2019	$(22,908)	$(1,019)	$(23,927)
Other comprehensive (loss) income, before taxes	(5,315)	52	(5,263)
Tax benefit	—	(21)	(21)
Other comprehensive (loss) income, net of taxes	(5,315)	31	(5,284)
Balance, September 30, 2020	$(28,223)	$(988)	$(29,211)

Note 13: Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following:

	Foreign	Actuarial (Loss)
	Currency	Gain on
	Translation	Retirement Plan	Total
Balance, December 31, 2017	$(17,847)	$(693)	$(18,540)
Other comprehensive income (loss), before taxes	(11,020)	208	(10,812)
Tax expense	—	(62)	(62)
Other comprehensive income (loss), net of taxes	(11,020)	146	(10,874)
Balance, December 31, 2018	(28,867)	(547)	(29,414)
Other comprehensive income (loss), before taxes	5,959	(675)	5,284
Tax expense	—	203	203
Other comprehensive income (loss), net of taxes	5,959	(472)	5,487
Balance, December 31, 2019	$(22,908)	$(1,019)	$(23,927)